Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other receivables
Trade and other receivables

	December 31, 2017	December 31, 2016
	$M	$M
Non-current Assets
Derivative financial instruments	0.3	0.3
	0.3	0.3
Current Assets
Trade receivables	54.0	40.5
Amounts owed by joint ventures and associates	1.8	2.8
Other receivables	4.2	3.1
Prepayments and accrued income	10.5	9.4
Derivative financial instruments	2.1	1.8
	72.6	57.6

The directors consider that the carrying value of trade and other receivables approximates to their fair value. Trade receivables are non-interest bearing and are generally on 30-90 day terms. Trade receivables above are disclosed net of any provisions for doubtful receivables.
During 2016, a loan for $3.6 million to Sub 161 was converted into a secured loan note. This was subsequently reclassified into investments (Note 14).
At December 31, 2017, trade receivables with a nominal value of $4.1 million (2016: $2.1 million) were impaired and fully provided for. Movements in the provision for impairment of trade receivables and amounts owed by joint ventures and associates were as follows:

	2017	2016
	$M	$M
At January 1	2.1	4.8
Charge in the year	2.7	1.3
Utilized in the year	(0.8)	(3.6)
Exchange difference	0.1	(0.4)
At December 31	4.1	2.1